VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Argentina: 1.8%
14,020	(1)	MercadoLibre, Inc.	$ 6,849,892	1.8

		Brazil: 3.1%
573,987		B3 SA - Brasil Bolsa Balcao	3,935,867	1.0
350,468		Lojas Renner SA	2,266,937	0.6
110,541		Raia Drogasil SA	2,155,040	0.6
170,867	(1)	XP, Inc.	3,296,024	0.9
		11,653,868		3.1

		China: 34.6%
125,055	(1)	Alibaba Group Holding Ltd. ADR	24,320,697	6.4
2,509,000	(1),(2)	Budweiser Brewing Co. APAC Ltd.	6,452,467	1.7
1,257,800		China Gas Holdings Ltd.	4,349,384	1.1
349,776		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	6,140,925	1.6
73,721		Huazhu Group Ltd. ADR	2,118,004	0.6
481,584		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSHG	2,012,378	0.5
40,100		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	167,565	0.0
28,900		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	4,491,277	1.2
623,377	(1)	Meituan Dianping- Class B	7,431,431	2.0
702,200		Midea Group Co. Ltd. - A Shares	4,751,824	1.3
25,568		NetEase, Inc. ADR	8,206,305	2.2
54,450	(1)	New Oriental Education & Technology Group, Inc. ADR	5,893,668	1.6
2,666,475		Ping An Bank Co. Ltd. - A Shares	4,770,051	1.3
1,054,500		Ping An Insurance Group Co. of China Ltd. - H Shares	10,298,522	2.7
498,700		Shenzhou International Group Holdings Ltd.	5,231,396	1.4
220,300		Sunny Optical Technology Group Co. Ltd.	2,914,098	0.8
373,200		Tencent Holdings Ltd.	18,446,385	4.9
503,500	(1),(2)	Wuxi Biologics Cayman, Inc. - H Shares	6,428,099	1.7
144,767		Yum China Holdings, Inc.	6,171,417	1.6
		130,595,893		34.6

		Egypt: 0.9%
901,337		Commercial International Bank Egypt SAE REG GDR	3,262,008	0.9

		Hong Kong: 8.0%
1,888,800		AIA Group Ltd.	16,913,526	4.5
169,600		Hong Kong Exchanges and Clearing Ltd.	5,081,099	1.4
1,267,000		Techtronic Industries Co., Ltd.	8,045,331	2.1
		30,039,956		8.0

		Hungary: 0.8%
100,241		OTP Bank Nyrt	2,875,345	0.8

		India: 17.4%
157,893		Asian Paints Ltd.	3,478,013	0.9
81,800		Britannia Industries Ltd.	2,893,047	0.8
325,423		HDFC Bank Ltd. ADR	12,515,768	3.3
13,614		HDFC Bank Ltd.	155,147	0.0
859,991	(2)	HDFC Life Insurance Co., Ltd.	4,987,112	1.3
176,755		Hindustan Unilever Ltd.	5,360,449	1.4
690,674		Housing Development Finance Corp.	14,907,747	4.0
289,437		IndusInd Bank Ltd.	1,354,493	0.4
1,600,091		ITC Ltd.	3,608,146	1.0
313,056		Kotak Mahindra Bank Ltd.	5,343,496	1.4
56,907		Maruti Suzuki India Ltd.	3,209,853	0.9
320,344		Tata Consultancy Services Ltd.	7,706,532	2.0
		65,519,803		17.4

		Indonesia: 2.2%
3,073,000		Bank Central Asia Tbk PT	5,177,757	1.4
17,828,000		Bank Rakyat Indonesia	3,269,748	0.8
		8,447,505		2.2

		Macau: 1.3%
1,359,200		Sands China Ltd.	4,944,897	1.3

		Mexico: 2.6%
1,223,477		Grupo Financiero Banorte	3,352,345	0.9
661,383		Infraestructura Energetica Nova SAB de CV	2,029,942	0.5
1,899,277		Wal-Mart de Mexico SAB de CV	4,474,680	1.2
		9,856,967		2.6

		Panama: 0.6%
51,730		Copa Holdings S.A.- Class A	2,342,852	0.6

		Peru: 0.7%
19,807		Credicorp Ltd.	2,833,787	0.7

		Portugal: 1.8%
376,762	(1)	Jeronimo Martins SGPS SA	6,800,233	1.8

		Russia: 0.9%
1,396,407		Sberbank of Russia PJSC	3,242,120	0.9

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: 1.6%
138,940	(1) Sea Ltd. ADR	$ 6,156,431	1.6

	South Africa: 2.4%
375,937	(3) Bid Corp. Ltd.	4,431,165	1.2
73,031	Capitec Bank Holdings Ltd.	3,592,400	0.9
152,435	Mr Price Group Ltd.	967,322	0.3
		8,990,887	2.4

	South Korea: 5.9%
11,814	NCSoft Corp.	6,305,189	1.7
411,486	Samsung Electronics Co., Ltd.	15,999,200	4.2
		22,304,389	5.9

	Spain: 0.2%
259,604	Prosegur Cia de Seguridad SA	648,363	0.2

	Taiwan: 7.9%
32,000	Largan Precision Co. Ltd.	4,040,617	1.1
381,000	President Chain Store Corp.	3,561,886	0.9
292,042	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,956,687	3.7
908,223	Taiwan Semiconductor Manufacturing Co., Ltd.	8,176,111	2.2
		29,735,301	7.9

	Turkey: 1.1%
367,200	BIM Birlesik Magazalar AS	2,784,573	0.7
213,710	Ford Otomotiv Sanayi AS	1,586,974	0.4
		4,371,547	1.1

	United States: 2.1%
43,271	(1) EPAM Systems, Inc.	8,033,694	2.1

	Total Common Stock
	(Cost $318,896,291)	369,505,738	97.9

PREFERRED STOCK: 1.4%
	Brazil: 1.4%
1,128,510	Itau Unibanco Holding S.A.	5,043,014	1.4

	Total Preferred Stock
	(Cost $7,261,689)	5,043,014	1.4

	Total Long-Term Investments
	(Cost $326,157,980)	374,548,752	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 0.7%
508,996	(4) Bank of Montreal, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $508,996, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.693%, Market Value plus accrued interest $519,176, due 09/10/20-01/20/69)	$ 508,996	0.1
1,000,000	(4) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,020,000, due 04/15/20-01/01/59)	1,000,000	0.3
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $2,508,996)	2,508,996	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
2,499,542	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $2,499,542)	2,499,542	0.6

	Total Short-Term Investments
	(Cost $5,008,538)	5,008,538	1.3

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Total Investments in Securities (Cost $331,166,518)	$ 379,557,290	100.6
Liabilities in Excess of Other Assets	(2,175,180)	(0.6)
Net Assets	$ 377,382,110	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Financials	30.8%
Consumer Discretionary	20.1
Information Technology	16.1
Consumer Staples	14.7
Communication Services	10.4
Industrials	2.9
Utilities	1.7
Health Care	1.7
Materials	0.9
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$6,849,892	$–	$–	$6,849,892
Brazil	11,653,868	–	–	11,653,868
China	46,710,091	83,885,802	–	130,595,893
Egypt	–	3,262,008	–	3,262,008
Hong Kong	–	30,039,956	–	30,039,956
Hungary	–	2,875,345	–	2,875,345
India	12,515,768	53,004,035	–	65,519,803
Indonesia	–	8,447,505	–	8,447,505
Macau	–	4,944,897	–	4,944,897
Mexico	9,856,967	–	–	9,856,967
Panama	2,342,852	–	–	2,342,852
Peru	2,833,787	–	–	2,833,787
Portugal	–	6,800,233	–	6,800,233
Russia	–	3,242,120	–	3,242,120
Singapore	6,156,431	–	–	6,156,431
South Africa	–	8,990,887	–	8,990,887
South Korea	–	22,304,389	–	22,304,389
Spain	–	648,363	–	648,363
Taiwan	13,956,687	15,778,614	–	29,735,301
Turkey	2,784,573	1,586,974	–	4,371,547
United States	8,033,694	–	–	8,033,694
Total Common Stock	123,694,610	245,811,128	–	369,505,738
Preferred Stock	5,043,014	–	–	5,043,014
Short-Term Investments	2,499,542	2,508,996	–	5,008,538
Total Investments, at fair value	$131,237,166	$248,320,124	$–	$379,557,290

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $332,332,265.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$85,509,550
Gross Unrealized Depreciation	(38,233,169)
Net Unrealized Appreciation	$47,276,381